Schedule of Consulting Agreement with Related Parties (Details) - 9 months ended Sep. 30, 2025	USD ($)	CAD ($)
T.M. Williams (ROW), Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount	$ 221,892
Bromley Accounting Services Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount	$ 222,116
Farcast Operations Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Management consulting agreements, monthly amount		$ 314,800